Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement
Fair value measurement

25.Fair value measurement

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group adopted ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”) on January 1, 2020. The adoption of ASU 2018-13 had no significant impact on the Group’s consolidated financial statements.

The Group did not have any other financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2024 and 2025 except for short-term investments and available-for-sale debt securities.

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2024 and 2025:

	Level 1	Level 2	Level 3
	RMB	RMB	RMB
As of December 31, 2025
Short-term investments_ Fair value option (i)	—	1,623,932	—
Long-term investment securities, net_ Available-for-sale (ii)	—	566,920	—
As of December 31, 2024
Short-term investments_ Fair value option (i)	—	642,822	—
Short-term investments, net_ Available-for-sale (ii)	—	208,823	—
(i)	The Group classifies the short-term and long-term investment securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. For certain investment securities, the Company elects the fair value option at the date of initial recognition and carries these investments subsequently at fair value.
(ii)	The Group values these investment securities classified as available-for-sale with fair value option elected based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Apart from the short-term investments, net and long-term investment securities, net, the Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term bank deposits, net, long-term bank deposits, net, accounts and notes receivable, net, receivables from online payment platforms, amounts due from related parties, prepayments and other current assets, net, accounts and notes payable, short-term loan, accrued expenses and other current liabilities and amounts due to related party.

25.Fair value measurement (Continued)

As of December 31, 2024 and 2025, the Group had no financial assets or financial liabilities that are measured at fair value on a non-recurring basis apart from the long-term investments, which were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values with impairment charges incurred and recorded in the consolidated statements of comprehensive income. The fair values of long-term investments were measured under the income approach, based on the Group’s best estimation. Significant inputs used in the income approach primarily included future estimated cash flows and discount rate, derived from a review of the investee’s operation results, expected growth rates and cost of capital, which are highly judgmental due to the subjectivity of the unobservable inputs (Level 3) used in the valuation methodologies used to determine fair value. Many of the factors used in assessing fair value are outside the control of management, and these assumptions and estimates may change in future periods.

The Group’s non-financial assets, such as intangible assets, fixed assets and goodwill, would be measured at fair value on a non-recurring basis whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The fair values of non-financial long-lived assets were measured under income approach, based on the Company’s best estimation. Significant inputs used in the income approach primarily included future estimated cash flows and discount rate.

Impairment recorded for long-term investments for the years ended December 31, 2023, 2024 and 2025 was nil, nil and nil, respectively. Impairment recorded for the acquired intangible assets, fixed assets based on management’s assessment for the years ended December 31, 2023, 2024 and 2025 was RMB5,008, nil and nil.